Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,107,830	$ 1,481,302
Accounts receivable	2,022,587	1,995,067
Inventories	785,327	723,905
Long term loan to a third-party, current	1,999,507
Prepaid expenses and other current assets	4,287,721	5,134,173
TOTAL CURRENT ASSETS	13,202,972	9,334,447
NON-CURRENT ASSETS:
Operating lease right-of-use assets	12,922,888	13,059,561
Property and equipment, net	5,006,112	5,462,063
Intangible assets, net	140,625	150,000
Long term security deposits	843,793	894,715
Prepayment for the software, equipment and product development	140,000	790,000
Long term debt investment	6,359,014	6,534,575
Long term loan to a third-party		2,066,822
Long term prepaid expenses	108,313	142,113
TOTAL NON-CURRENT ASSETS	25,520,745	29,099,849
TOTAL ASSETS	38,723,717	38,434,296
CURRENT LIABILITIES:
Short-term bank loans	3,086,939	2,683,692
Accounts payable	2,120,980	1,919,189
Taxes payable	77,015	96,176
Deferred revenue	7,338,357	7,085,696
Operating lease liabilities, current	2,448,062	2,198,192
Other current liabilities	620,251	697,702
TOTAL CURRENT LIABILITIES	15,738,279	14,728,689
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current	10,931,463	11,691,251
TOTAL NON-CURRENT LIABILITIES	10,931,463	11,691,251
TOTAL LIABILITIES	26,669,742	26,419,940
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Additional paid-in capital	11,800,472	11,800,472
Statutory reserve	447,231	447,231
Accumulated deficit	(126,842)	(150,254)
Accumulated other comprehensive loss	(79,311)	(95,518)
TOTAL SHAREHOLDERS’ EQUITY	12,053,975	12,014,356
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	38,723,717	38,434,296
Related Party
CURRENT LIABILITIES:
Due to a related party	46,675	48,042
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	6,755	6,485
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 5,670	$ 5,940